RESTRUCTURING CHARGES	12 Months Ended
Dec. 31, 2023
RESTRUCTURING CHARGES [Abstract]
RESTRUCTURING CHARGES
17. RESTRUCTURING CHARGES
During the year ended December 31, 2023, the Company implemented an ongoing cost reduction program, primarily related to realizing synergy opportunities and integrating the combined operations of WWE and UFC, which resulted in the recording of termination benefits for a workforce reduction of certain employees and independent contractors in the WWE segment and Corporate. As a result, the Company recorded restructuring charges of $41.4 million for the year ended December 31, 2023, inclusive of $19.9 million of equity-based compensation expenses, which are accrued in accrued liabilities and additional paid-in-capital
on the combined balance sheets, respectively. These restructuring charges are primarily recorded within selling, general and administrative expenses in the combined statements of operations.
Changes in the Company’s restructuring liability through December 31, 2023 were as follows (in thousands):

Balance — December 31, 2022	$—
Restructuring charges (excluding share-based compensation expense)	21,459
Payments	(11,734)

Balance — December 31, 2023	$9,725